Financial Instruments by Category (Tables)	12 Months Ended
Dec. 31, 2024
Text Block1 [Abstract]
Financial Assets and Liabilities by Category of Financial Instruments
Financial assets

	2024

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Subtotal financial assets	Non-financial assets	Total
Other receivables (1)	293	-	293	622	915
Trade receivables (2)	1,487	-	1,487	195	1,682
Investments in financial assets	-	390	390	-	390
Cash and cash equivalents	679	439	1,118	-	1,118

	2,459	829	3,288	817	4,105

	2023

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Subtotal financial assets	Non-financial assets	Total
Other receivables (1)	232	-	232	308	540
Trade receivables (2)	1,063	-	1,063	-	1,063
Investments in financial assets	158	114	272	-	272
Cash and cash equivalents	1,027	96	1,123	-	1,123

	2,480	210	2,690	308	2,998

	2022

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Subtotal financial assets	Non-financial assets	Total
Other receivables (1)	246	-	246	783	1,029
Trade receivables (2)	1,641	-	1,641	-	1,641
Investments in financial assets	446	74	520	-	520
Cash and cash equivalents	437	336	773	-	773

	2,770	410	3,180	783	3,963

(1)	Does not include the provision for other doubtful receivables.
(2)	Does not include the provision for doubtful trade receivables.

Financial liabilities

	2024

	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Subtotal financial liabilities	Non-financial liabilities	Total
Lease liabilities	776	-	776	-	776
Loans	8,942	-	8,942	-	8,942
Other liabilities	216	-	216	268	484
Accounts payable	2,873	-	2,873	12	2,885

	12,807	-	12,807	280	13,087

	2023

	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Subtotal financial liabilities	Non-financial liabilities	Total
Lease liabilities	666	-	666	-	666
Loans	8,190	-	8,190	-	8,190
Other liabilities	232	-	232	2	234
Accounts payable	2,317	-	2,317	7	2,324

	11,405	-	11,405	9	11,414

	2022

	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Subtotal financial liabilities	Non-financial liabilities	Total
Lease liabilities	566	-	566	-	566
Loans	7,088	-	7,088	-	7,088
Other liabilities	31	-	31	-	31
Accounts payable	2,513	-	2,513	57	2,570

	10,198	-	10,198	57	10,255

Summary of Gains and Losses on Financial and non-financial Instruments
Gains and losses on financial and
non-financial
instruments are allocated to the following categories:

	2024
	Financial and non- financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value through profit or loss	Total
Financial income	134	-	134
Financial costs	(1,169)	-	(1,169)
Net exchange differences	101	(31)	70
Result on financial assets at fair value with changes in profit or loss	-	232	232
Result from derivative financial instruments	-	(1)	(1)
Export Increase Program (1)	-	3	3
Result from transactions with financial assets	-	(3)	(3)
Result from net monetary position	39	-	39

	(895)	200	(695)

	2023
	Financial and non- financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value through profit or loss	Total
Financial income	334	-	334
Financial costs	(1,149)	-	(1,149)
Net exchange differences	1,561	(236)	1,325
Result on financial assets at fair value with changes in profit or loss	-	289	289
Result from derivative financial instruments	-	7	7
Export Increase Program (1)	-	22	22
Result from transactions with financial assets (2)	-	32	32
Result from net monetary position	37	-	37

	783	114	897

	2022
	Financial and non- financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value through profit or loss	Total
Financial income	320	-	320
Financial costs	(988)	-	(988)
Net exchange differences	638	(97)	541
Result on financial assets at fair value with changes in profit or loss	-	118	118
Result from derivative financial instruments	-	(9)	(9)
Export Increase Program	-	-	-
Result from transactions with financial assets	-	-	-
Result from net monetary position	146	-	146

	116	12	128

(1)	See Note 36.h).
(2)	See Note 29.

Summary of Company's Financial Assets Measured at Fair Value
The tables below show the Group’s financial assets measured at fair value as of December 31, 2024, 2023 and 2022 and their allocation to their fair value hierarchy levels.

	2024
Financial assets	Level 1	Level 2	Level 3	Total
Investments in financial assets:
- Public securities	381	-	-	381
- Private securities - NO	9	-	-	9

	390	-	-	390

Cash and cash equivalents:
- Mutual funds	439	-	-	439

	439	-	-	439

	829	-	-	829

	2023
Financial assets	Level 1	Level 2	Level 3	Total
Investments in financial assets:
- Public securities	114	-	-	114
- Private securities - NO	-	-	-	-

	114	-	-	114

Cash and cash equivalents:
- Mutual funds	96	-	-	96

	96	-	-	96

	210	-	-	210

	2022
Financial assets	Level 1	Level 2	Level 3	Total
Investments in financial assets:
- Public securities	74	-	-	74
- Private securities - NO	-	-	-	-

	74	-	-	74

Cash and cash equivalents:
- Mutual funds	336	-	-	336

	336	-	-	336

	410	-	-	410